ING LOGO
AMERICAS
US Legal Services

J. Neil McMurdie
Senior Counsel
Tel: 860.580.2824 | Fax: 860.580.4897
Email: neil.mcmurdie@us.ing.com

December 26, 2012

Securities and Exchange Commission 100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account B
Prospectus Title: Individual Nonqualified Variable Annuity Contracts
File Nos.: 033-75998 and 811-02512

Ladies and Gentlemen:

On behalf of ING Life Insurance and Annuity Company and its Variable Annuity Account B, we
hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:

  The form of the Contract Prospectus Supplement that would have been filed under Rule
  497(c)   would not have differed from that contained in the most recent post-effective
  amendment to the   above-referenced Registration Statement; and
  The text of the most recent post-effective amendment to the above-referenced Registration
  Statement was filed electronically by EDGARLink on December 26, 2012.

If you have any questions, please call the undersigned at 860.580.2824.

Sincerely,
/s/ J. Neil McMurdie
J. Neil McMurdie

Windsor Site	ING North America Insurance Corporation
One Orange Way, C2N
Windsor, CT 06095-4774